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                                                                     May 2, 2000

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington DC 20549

RE: Inheiritage Account of First Allmerica Financial Life Insurance Company Form S-6 (File Nos. 33-74184)
     Post-Effective Amendment No. 10

Dear Sirs:

Pursuant to Rule 497(j) under the 1933 Act, Registrant certifies that the form of Prospectuses that would have been filed under paragraph (c) of this section would not have differed from that contained in the most recent registration statement or amendment, and that the text of the most recent registration statement or amendment has been filed electronically.

No copies of the cross-reference sheet are being filed because it has not been amended.

If you have any questions or would like further information, please call me at
(508)855-4194.

                                           Very truly yours,

                                           /s/ Sheila B. St. Hilaire

                                           Sheila B. St. Hilaire
                                           Assistant Vice President & Counsel